Future Principal Payments of Term Loan (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013 (6 months remaining)	$ 2,823
2013	6,126	3,906
2014	3,513	5,089
2015	1,132	2,379
2016		629
Total term loan payments	13,594	12,003
Current term loan payable	5,949	3,906
Less debt discount and issuance costs	(267)	(265)
Current term loan payable (net)	5,682	3,641	2,197
Term loan payable, less current portion	7,645	8,097
Less debt discount and issuance costs	(167)	(216)
Term loan payable, net	$ 7,478	$ 7,881	$ 5,551